Consolidated Balance Sheet (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheet [Abstract]
Accounts receivable, allowances	$ 12,590	$ 10,892
Identifiable intangible assets, accumulated amortization	$ 32,055	$ 30,414
Capital stock - authorized	80,000,000	80,000,000
Capital stock - par value	$ 1	$ 1
Capital stock - issued	32,245,226	31,589,366
Treasury stock	14,660,427	13,057,270